Note 14 - Segments and Geographic Information	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
14.	Segments and Geographic Information

Revenue from unaffiliated customers by geographic area were as follows (in thousands):

	Year Ended December 31,
	2015	2014

Asia	$889	$83
Europe and Middle East	551	-
Rest of the world	7	7
Total	$1,447	$90

The Company’s long-lived assets by geographic area were as follows (in thousands):

	Year Ended December 31,
	2015	2014

United States	$100	$60
Europe	99	106
Asia	32	-
Canada	8	21
Total	$239	$187

Long-lived assets, comprised of property and equipment, are reported based on the location of the assets at each balance sheet date.